Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AOT Growth and Innovation ETF | AOT Growth and Innovation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	32.42%	54.28%